Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	0-25844
Entity Registrant Name	TAITRON COMPONENTS INCORPORATED
Entity Central Index Key	0000942126
Entity Tax Identification Number	95-4249240
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	28040 WEST HARRISON PARKWAY
Entity Address, City or Town	VALENCIA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	257-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	TAIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false